Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
23. Fair Value of Financial Instruments
Recurring basis
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, as well as indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

December 31, 2021	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Public Warrants	8,697	—	—
Private Placement Warrants	—	—	3,496
Sponsor Shares	—	—	4,732
	$8,697	$—	$8,228

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50
	$—	$—	$558
The carrying values of the following financial instruments approximated their fair values as of December 31, 2021 and 2020 based on their maturities: cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, leases payable and other current liabilities.
There were no transfers into or out of any of the levels of the fair value hierarchy during the years ended December 31, 2021 or 2020.
The following is a summary of changes in the fair value of the Level 3 liabilities during the year ended December 31, 2021:

	Bridge Notes	Consent Fee Liability	Sponsor Shares	Private Placement Warrants	Class A Common Stock Warrants	Preferred Stock Warrant Series B and C
	(in thousands)
Balance, January 1, 2021	$—	$—	$—	$—	$—	$558
Issuance of financial instruments carried at fair value	—	—	—	—	18,800
Liability recorded at fair value	77,033	2,715	17,659	14,902	—	—
Loss (gain) from changes in fair value	64	(251)	(12,927)	(11,406)	19,529	1,568
Settlement(1)	(77,097)	(2,464)	—	—	(38,329)	(2,126)
Balance, December 31, 2021	$—	$—	$4,732	$3,496	$—	$—
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(1)Bridge Notes were converted to class A common stock, Consent fees were settled for cash and all warrants were exercised.